Consolidated Statements Of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 271,674	$ 256,996	$ 250,745
Loss on interest rate swaps	(1,527)
Other comprehensive loss	(1,527)
Total comprehensive income	$ 270,147	$ 256,996	$ 250,745